Debt and Equity Securities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Collateralized mortgage obligations	$ 16,015	$ 14,269
Collateralized mortgage obligations, fair value	15,814	14,168
Securities pledged to secure public deposits	196,397	163,674
Market value of securities pledged to secure public deposits	192,484	162,905
Securities adjust prior to maturity	50,991	40,023
Market value of securities that have rates that adjust prior to maturity	51,132	40,009
Tennessee
Schedule of Available-for-sale Securities [Line Items]
Securities in obligations of political subdivisions	27,412	21,593
Market value of securities in obligations of political subdivisions	27,088	21,896
Texas
Schedule of Available-for-sale Securities [Line Items]
Securities in obligations of political subdivisions	10,840	1,073
Market value of securities in obligations of political subdivisions	$ 10,269	$ 1,083